Investment in Associate - Schedule of Investment in associate, Summarized Statement of Loss (Details) - Freedom Carbon Solutions [Member]	9 Months Ended
Jul. 31, 2025 USD ($)
Operating expenses
Consulting expenses	$ 646,799
Engineering	2,855
General and administrative expenses	6,057
Guaranteed payments	316,278
Legal and professional fees	10,185
Travel	7,310
Amortization	1,763
Total operating expenses	(991,247)
Interest expenses	(32,775)
Net loss	$ (1,024,022)